Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of property and equipment are stated at cost less accumulated depreciation and depreciated
Estimated Useful Life
Office equipment	3 - 5 Years
Motor vehicles	10 Years
Leasehold improvement	Shorter of useful life or lease term

Schedule of the disaggregation of the company’s revenue
	For the years ended June 30,
	2019	2020	2021
Revenue from operations:
Event hosting	$6,532,438	$7,630,377	$14,978,643
Event planning and execution	9,952,530	5,493,851	9,196,773
Brand promotion	2,432,720	2,241,869	750,315
Other services	114,078	321,983	600,826
Total revenue	$19,031,766	$15,688,080	$25,526,557

Schedule of deferred revenue
Amount
June 30,2020	$1,764,608
Addition	8,070,036
Recognized as revenue within the year ended June 30, 2021	(8,185,797)
June 30,2021	$1,648,847